Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee views the link between the Company’s performance and its NEO’s pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see “Compensation Discussion and Analysis” beginning on page 35. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Value of Initial Fixed
					Average		$100 Investment
					Summary	Average	Based On:
					Compensation	Compensation		Peer
	Summary Compensation		Compensation Actually		Table	Actually		Group
	Table Total for PEO[1]		Paid to PEO[2]		Total for	Paid to	Total	Total		FEEUM
	($)		($)		Non-PEO	Non-PEO	Shareholder	Shareholder	Net	Capital
	Marc C.	Thomas	Marc C.	Thomas J.	NEOs[3]	NEOs[4]	Return[5]	Return[6]	Income	Raise
Year	Ganzi	Barrack, Jr.	Ganzi	Barrack, Jr.	($)	($)	($)	($)	($ millions)[7]	($ millions)[8]
(a)	(b)(i)	(b)(ii)	(c)(i)	(c)(ii)	(d)	(e)	(f)	(g)	(h)	(i)
2022	38,321,508	—	(23,388,454)	—	7,646,528	3,902,589	60.68	111.72	(570)	4,618
2021	22,459,034	—	63,324,484	—	9,614,818	14,986,393	184.51	153.75	(817)	6,810
2020	4,815,779	10,200,262	10,390,831	28,177,174	4,573,017	6,045,206	106.54	117.15	(3,790)	7,246

(1)	The dollar amounts in columns (b)(i) and (b)(ii) are the amounts of total compensation reported for each principal executive officer (“PEO”) as reported in the “Total” column of the Summary Compensation Table for each year in which they served as PEO, and we refer to Mr. Barrack as our “Prior PEO.” Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(2)	The dollar amounts in columns (c)(i) and (c)(ii) represent the amount of “compensation actually paid” to each PEO as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year in which they served as PEO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ganzi or our Prior PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ganzi’s total compensation for each year to determine the compensation actually paid:

	Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Award	Actually
	for PEO	Awards(a)	Adjustments(b)	Paid to PEO
Year	($)	($)	($)	($)
2022	38,321,508	(7,246,051)	(54,463,911)	(23,388,454)
2021	22,459,034	(10,922,100)	51,787,549	63,324,484
2020	4,815,779	(176,489)	5,751,542	10,390,831

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our Prior PEOs total compensation to determine the compensation actually paid in 2020:

Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Award	Actually
	for PEO	Awards(a)	Adjustments(b)	Paid to PEO
Year	($)	($)	($)	($)
2020	10,200,262	(3,565,431)	21,542,342	28,177,174

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Ganzi are as follows:

					Fair	Value
				Year	Value at the	of Dividends
				over Year	End of the	or other
			Fair	Change in	Prior	Earnings
		Year	Value as of	Fair Value	Year of Equity	Paid on
		over Year	Vesting Date	of Equity	Awards that	Stock not
		Change in	of Equity	Awards	Failed	Otherwise
	Year End	Fair Value of	Awards	Granted	to Meet	Reflected in	Total
	Fair Value	Outstanding	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Award
	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2022	1,671,856	(55,660,831)	—	(477,512)	—	2,576	(54,463,911)
2021	12,141,070	39,611,280	—	35,199	—	—	51,787,549
2020	648,535	5,097,629	—	—	—	5,378	5,751,542

The amounts deducted or added in calculating the equity award adjustments for our Prior PEO in 2020 are as follows:

					Fair	Value
				Year	Value at the	of Dividends
				over Year	End of the	or other
			Fair	Change in	Prior	Earnings
		Year	Value as of	Fair Value	Year of Equity	Paid on
		over Year	Vesting Date	of Equity	Awards that	Stock not
		Change in	of Equity	Awards	Failed	Otherwise
	Year End	Fair Value of	Awards	Granted	to Meet	Reflected in	Total
	Fair Value	Outstanding	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Award
	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2020	13,101,786	1,239,403	5,448,922	(744,577)	—	2,496,808	21,542,342

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group excluding the PEO (the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Benjamin J. Jenkins, Jacky Wu, Ronald M. Sanders and Liam Stewart; (ii) for 2021, Jacky Wu, Ronald M. Sanders, Sonia Kim and Thomas J. Barrack, Jr.; and (iii) for 2020, Jacky Wu, Ronald M. Sanders, Neale W. Redington, Mark M. Hedstrom, Darren J. Tangen and Kevin P. Traenkle.

(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average
	Reported Summary	Average		Average
	Compensation	Reported	Average Equity	Compensation
	Table Total for	Value of Equity	Award	Actually Paid
	Non-PEO NEOs	Awards	Adjustments(a)	to Non-PEO NEOs
Year	($)	($)	($)	($)
2022	7,646,528	(1,212,185)	(2,531,754)	3,902,589
2021	9,614,818	(2,623,760)	7,995,335	14,986,393
2020	4,573,017	(722,530)	2,194,719	6,045,206

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

					Average Fair	Average Value
				Year over Year	Value at the	of Dividends
			Average	Average	End of the	or other
			Fair	Change in	Prior	Earnings
		Year over	Value as of	Fair Value	Year of Equity	Paid on
		Year Average	Vesting Date	of Equity	Awards that	Stock not
	Average	Change in	of Equity	Awards	Failed	Otherwise	Total
	Year End	Fair Value of	Awards	Granted	to Meet	Reflected in	Average
	Fair Value	Outstanding	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Award
	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2022	338,993	(2,375,753)	—	(495,810)	—	816	(2,531,754)
2021	2,296,938	3,969,682	602,441	1,126,274	—	—	7,995,335
2020	2,110,144	89,316	352,189	(404,145)	—	47,215	2,194,719

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the applicable fiscal year, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of such fiscal year by the Company’s share price at the beginning of such fiscal year.

(6)	Represents the Dow Jones U.S. Asset Managers Index peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)	FEEUM Capital Raise is defined as the gross increase in FEEUM resulting from capital commitments closed during the applicable fiscal year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FEEUM Capital Raise is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	FEEUMCapitalRaise
Named Executive Officers, Footnote [Text Block]	(1)The dollar amounts in columns (b)(i) and (b)(ii) are the amounts of total compensation reported for each principal executive officer (“PEO”) as reported in the “Total” column of the Summary Compensation Table for each year in which they served as PEO, and we refer to Mr. Barrack as our “Prior PEO.” Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”(3)The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group excluding the PEO (the “Non-PEO NEOs”) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Benjamin J. Jenkins, Jacky Wu, Ronald M. Sanders and Liam Stewart; (ii) for 2021, Jacky Wu, Ronald M. Sanders, Sonia Kim and Thomas J. Barrack, Jr.; and (iii) for 2020, Jacky Wu, Ronald M. Sanders, Neale W. Redington, Mark M. Hedstrom, Darren J. Tangen and Kevin P. Traenkle.
Peer Group Issuers, Footnote [Text Block]	(6)Represents the Dow Jones U.S. Asset Managers Index peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
Adjustment To PEO Compensation, Footnote [Text Block]	(2)The dollar amounts in columns (c)(i) and (c)(ii) represent the amount of “compensation actually paid” to each PEO as computed in accordance with Item 402(v) of Regulation S-K for each corresponding year in which they served as PEO. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Ganzi or our Prior PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Ganzi’s total compensation for each year to determine the compensation actually paid:
	Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Award	Actually
	for PEO	Awards(a)	Adjustments(b)	Paid to PEO
Year	($)	($)	($)	($)
2022	38,321,508	(7,246,051)	(54,463,911)	(23,388,454)
2021	22,459,034	(10,922,100)	51,787,549	63,324,484
2020	4,815,779	(176,489)	5,751,542	10,390,831

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our Prior PEOs total compensation to determine the compensation actually paid in 2020:

Reported
	Summary	Reported
	Compensation	Value of	Equity	Compensation
	Table Total	Equity	Award	Actually
	for PEO	Awards(a)	Adjustments(b)	Paid to PEO
Year	($)	($)	($)	($)
2020	10,200,262	(3,565,431)	21,542,342	28,177,174

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

The amounts deducted or added in calculating the equity award adjustments for Mr. Ganzi are as follows:

					Fair	Value
				Year	Value at the	of Dividends
				over Year	End of the	or other
			Fair	Change in	Prior	Earnings
		Year	Value as of	Fair Value	Year of Equity	Paid on
		over Year	Vesting Date	of Equity	Awards that	Stock not
		Change in	of Equity	Awards	Failed	Otherwise
	Year End	Fair Value of	Awards	Granted	to Meet	Reflected in	Total
	Fair Value	Outstanding	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Award
	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2022	1,671,856	(55,660,831)	—	(477,512)	—	2,576	(54,463,911)
2021	12,141,070	39,611,280	—	35,199	—	—	51,787,549
2020	648,535	5,097,629	—	—	—	5,378	5,751,542

The amounts deducted or added in calculating the equity award adjustments for our Prior PEO in 2020 are as follows:

					Fair	Value
				Year	Value at the	of Dividends
				over Year	End of the	or other
			Fair	Change in	Prior	Earnings
		Year	Value as of	Fair Value	Year of Equity	Paid on
		over Year	Vesting Date	of Equity	Awards that	Stock not
		Change in	of Equity	Awards	Failed	Otherwise
	Year End	Fair Value of	Awards	Granted	to Meet	Reflected in	Total
	Fair Value	Outstanding	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Award
	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2020	13,101,786	1,239,403	5,448,922	(744,577)	—	2,496,808	21,542,342

Non-PEO NEO Average Total Compensation Amount	$ 7,646,528	$ 9,614,818	$ 4,573,017
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,902,589	14,986,393	6,045,206
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Average
	Reported Summary	Average		Average
	Compensation	Reported	Average Equity	Compensation
	Table Total for	Value of Equity	Award	Actually Paid
	Non-PEO NEOs	Awards	Adjustments(a)	to Non-PEO NEOs
Year	($)	($)	($)	($)
2022	7,646,528	(1,212,185)	(2,531,754)	3,902,589
2021	9,614,818	(2,623,760)	7,995,335	14,986,393
2020	4,573,017	(722,530)	2,194,719	6,045,206

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

					Average Fair	Average Value
				Year over Year	Value at the	of Dividends
			Average	Average	End of the	or other
			Fair	Change in	Prior	Earnings
		Year over	Value as of	Fair Value	Year of Equity	Paid on
		Year Average	Vesting Date	of Equity	Awards that	Stock not
	Average	Change in	of Equity	Awards	Failed	Otherwise	Total
	Year End	Fair Value of	Awards	Granted	to Meet	Reflected in	Average
	Fair Value	Outstanding	Granted	in Prior Years	Vesting	Fair Value or	Equity
	of Equity	and Unvested	and Vested	that Vested	Conditions	Total	Award
	Awards	Equity Awards	in the Year	in the Year	in the Year	Compensation	Adjustments
Year	($)	($)	($)	($)	($)	($)	($)
2022	338,993	(2,375,753)	—	(495,810)	—	816	(2,531,754)
2021	2,296,938	3,969,682	602,441	1,126,274	—	—	7,995,335
2020	2,110,144	89,316	352,189	(404,145)	—	47,215	2,194,719

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and FEEUM Capital Raise
Total Shareholder Return Vs Peer Group [Text Block]	Cumulative TSR of the Company and Cumulative TSR of the Peer Group
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

■	Digital FEEUM Capital Raise
■	Digital IM Revenues
■	Digital Operating Revenues
■	Digital IM FRE
■	Digital Operating adjusted EBITDA
■	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)

Total Shareholder Return Amount	$ 60.68	184.51	106.54
Peer Group Total Shareholder Return Amount	111.72	153.75	117.15
Net Income (Loss)	$ (570,000,000)	$ (817,000,000)	$ (3,790,000,000)
Company Selected Measure Amount	4,618	6,810	7,246
PEO Name	Mr. Ganzi
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Digital FEEUM Capital Raise
Non-GAAP Measure Description [Text Block]	(8)FEEUM Capital Raise is defined as the gross increase in FEEUM resulting from capital commitments closed during the applicable fiscal year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that FEEUM Capital Raise is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Digital IM Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Digital Operating Revenues
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Digital IM FRE
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Digital Operating adjusted EBITDA
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)
Marc C. Ganzi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 38,321,508	$ 22,459,034	$ 4,815,779
PEO Actually Paid Compensation Amount	(23,388,454)	63,324,484	10,390,831
Equity Awards	(7,246,051)	(10,922,100)	(176,489)
Marc C. Ganzi [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(54,463,911)	51,787,549	5,751,542
Marc C. Ganzi [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,671,856	12,141,070	648,535
Marc C. Ganzi [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,660,831)	39,611,280	5,097,629
Marc C. Ganzi [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(477,512)	35,199
Marc C. Ganzi [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,576		5,378
Thomas Barrack, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			10,200,262
PEO Actually Paid Compensation Amount			28,177,174
Equity Awards			(3,565,431)
Thomas Barrack, Jr. [Member] | Total Net Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			21,542,342
Thomas Barrack, Jr. [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			21,542,342
Thomas Barrack, Jr. [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			13,101,786
Thomas Barrack, Jr. [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,239,403
Thomas Barrack, Jr. [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,448,922
Thomas Barrack, Jr. [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,496,808
Thomas Barrack, Jr. [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(744,577)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,531,754)	7,995,335	2,194,719
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	338,993	2,296,938	2,110,144
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,375,753)	3,969,682	89,316
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		602,441	352,189
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	816		47,215
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(495,810)	1,126,274	(404,145)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,212,185)	$ (2,623,760)	$ (722,530)